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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison Asset Management, LLC
General Counsel and Chief Legal Officer

550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2012

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
EQUITY INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2012

Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.4%
Bond Funds - 64.4%
Franklin Floating Rate Daily Access Fund Advisor Class		1,716,074	$15,530,474
Madison Investment Grade Corporate Bond Fund (A)		1,249,294	14,117,021
Madison Mosaic Institutional Bond Fund (A)		1,756,767	19,587,956
MEMBERS Bond Fund Class Y (A)		3,292,886	34,608,233
MEMBERS High Income Fund Class Y (A)		2,460,707	17,274,164
Metropolitan West Total Return Bond Fund Class I		1,503,037	15,842,009
PIMCO Investment Grade Corporate Bond Fund Institutional Class		1,778,720	18,854,436
PIMCO Total Return Fund Institutional Class		1,353,402	15,009,230

			150,823,523
Foreign Bond Funds - 4.6%
Templeton Global Bond Fund Advisor Class		822,798	10,778,650

Foreign Stock Funds - 8.0%
IVA Worldwide Fund		865,609	14,126,734
MEMBERS International Stock Fund Class Y (A)		423,641	4,494,835

			18,621,569
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		2,654,654	2,654,654

Stock Funds - 21.3%
Calamos Growth and Income Fund Class I		129,704	4,210,189
Madison Mosaic Disciplined Equity Fund (A)		804,768	11,146,041
MEMBERS Equity Income Fund Class Y (A)		1,457,652	15,057,548
MEMBERS Large Cap Growth Fund Class Y (A)		439,308	7,819,688
MEMBERS Large Cap Value Fund Class Y (A)		853,122	11,576,864

			49,810,330

TOTAL INVESTMENTS - 99.4% ( Cost $218,246,221 )			232,688,726
NET OTHER ASSETS AND LIABILITIES - 0.6%			1,459,012

TOTAL NET ASSETS - 100.0%			$234,147,738

(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.6%
Bond Funds - 41.5%
Franklin Floating Rate Daily Access Fund Advisor Class		2,374,711	$21,491,138
Madison Mosaic Institutional Bond Fund (A)		1,583,291	17,653,696
MEMBERS Bond Fund Class Y (A)		3,687,749	38,758,246
MEMBERS High Income Fund Class Y (A)		4,498,814	31,581,672
Metropolitan West Total Return Bond Fund Class I		3,142,264	33,119,465
PIMCO Investment Grade Corporate Bond Fund Institutional Class		2,267,653	24,037,121

			166,641,338
Foreign Bond Funds - 3.0%
Templeton Global Bond Fund Advisor Class		922,634	12,086,509

Foreign Stock Funds - 11.6%
IVA Worldwide Fund		1,351,053	22,049,191
Madison Mosaic NorthRoad International Fund Class Y (A)		1,378,003	13,738,691
Matthews Asian Growth and Income Fund Institutional Shares		243,929	4,080,939
MEMBERS International Stock Fund Class Y (A)		657,124	6,972,089

			46,840,910
Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund		3,310,800	3,310,800

Stock Funds - 42.7%
Calamos Growth and Income Fund Class I		115,478	3,748,411
iShares S&P Global Energy Sector Index Fund ETF		153,378	6,099,843
Madison Mosaic Disciplined Equity Fund (A)		2,303,052	31,897,269
MEMBERS Equity Income Fund Class Y (A)		1,523,183	15,734,483
MEMBERS Large Cap Growth Fund Class Y (A)		1,681,172	29,924,866
MEMBERS Large Cap Value Fund Class Y (A)		2,484,683	33,717,147
MEMBERS Mid Cap Fund Class Y (A) *		1,594,564	12,007,066
MEMBERS Small Cap Fund Class Y (A)		686,532	8,066,756
Yacktman Fund/The		1,610,372	30,307,194

			171,503,035

TOTAL INVESTMENTS - 99.6% ( Cost $361,965,925 )			400,382,592
NET OTHER ASSETS AND LIABILITIES - 0.4%			1,611,521

TOTAL NET ASSETS - 100.0%			$401,994,113

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 15.4%
MEMBERS High Income Fund Class Y (A)		1,599,067	$11,225,453
Metropolitan West Total Return Bond Fund Class I		544,420	5,738,183
PIMCO Investment Grade Corporate Bond Fund Institutional Class		493,313	5,229,117

			22,192,753
Foreign Bond Funds - 0.5%
Templeton Global Bond Fund Advisor Class		53,323	698,526

Foreign Stock Funds - 17.9%
IVA Worldwide Fund		882,889	14,408,756
Madison Mosaic NorthRoad International Fund Class Y (A)		595,750	5,939,630
Matthews Asian Growth and Income Fund Institutional Shares		149,344	2,498,525
MEMBERS International Stock Fund Class Y (A)		268,355	2,847,250

			25,694,161
Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund		1,877,116	1,877,116

Stock Funds - 64.8%
Calamos Growth and Income Fund Class I		108,764	3,530,485
Hussman Strategic Growth Fund		247,395	2,869,786
iShares S&P Global Energy Sector Index Fund ETF		122,852	4,885,824
Madison Mosaic Disciplined Equity Fund (A)		1,236,763	17,129,170
MEMBERS Equity Income Fund Class Y (A)		410,778	4,243,336
MEMBERS Large Cap Growth Fund Class Y (A)		845,352	15,047,266
MEMBERS Large Cap Value Fund Class Y (A)		1,211,629	16,441,801
MEMBERS Mid Cap Fund Class Y (A) *		969,341	7,299,138
MEMBERS Small Cap Fund Class Y (A)		374,420	4,399,440
Yacktman Fund/The		925,784	17,423,256

			93,269,502

TOTAL INVESTMENTS - 99.9% ( Cost $125,232,701 )			143,732,058
NET OTHER ASSETS AND LIABILITIES - 0.1%			212,690

TOTAL NET ASSETS - 100.0%			$143,944,748

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 75.2%
Fannie Mae (A) - 22.8%
0.062%, 4/2/12	$3,500,000	$3,499,994
0.076%, 4/4/12	900,000	899,994
0.041%, 4/11/12	1,200,000	1,199,987
0.051%, 4/18/12	530,000	529,988
0.086%, 5/2/12	1,500,000	1,499,890
0.101%, 5/3/12	1,000,000	999,911
0.113%, 5/9/12	400,000	399,954
0.090%, 5/23/12	2,167,000	2,166,724
0.112%, 6/6/12	1,600,000	1,599,677
0.112%, 6/20/12	800,000	799,804

		13,595,923
Federal Home Loan Bank (A) - 19.9%
0.081%, 4/12/12	1,200,000	1,199,971
0.101%, 4/25/12	2,500,000	2,499,833
0.081%, 5/4/12	250,000	249,982
0.112%, 5/15/12	300,000	299,960
0.096%, 5/16/12	500,000	499,941
0.096%, 5/18/12	200,000	199,975
0.081%, 5/30/12	1,100,000	1,099,856
0.092%, 6/1/12	1,900,000	1,899,709
0.109%, 6/13/12	1,000,000	999,783
0.112%, 6/15/12	1,000,000	999,771
0.112%, 6/20/12	1,000,000	999,755
0.112%, 6/25/12	940,000	939,756

		11,888,292
Freddie Mac (A) - 25.5%
0.076%, 4/3/12	100,000	100,000
0.030%, 4/4/12	100,000	100,000
0.025%, 4/9/12	2,100,000	2,099,988
0.036%, 4/16/12	2,100,000	2,099,969
0.037%, 4/19/12	1,000,000	999,982
0.076%, 4/27/12	200,000	199,989
0.091%, 5/7/12	250,000	249,977
0.091%, 5/21/12	500,000	499,937
0.091%, 5/25/12	500,000	499,932
0.112%, 5/29/12	600,000	599,894
0.112%, 5/30/12	241,000	240,957
0.101%, 6/4/12	1,100,000	1,099,804
0.099%, 6/5/12	1,490,000	1,489,738
0.096%, 6/6/12	1,000,000	999,826
0.101%, 6/11/12	250,000	249,951
0.101%, 6/12/12	250,000	249,950
0.051%, 6/13/12	2,000,000	1,999,797
0.112%, 6/18/12	400,000	399,905
0.096%, 6/19/12	1,000,000	999,792

		15,179,388
U.S. Treasury Bill (A) - 7.0%
0.065%, 5/17/12	4,200,000	4,199,656

Total U.S. Government and Agency Obligations ( Cost $44,863,259 )		44,863,259
SHORT-TERM INVESTMENTS - 20.4%
Consumer Staples (A) - 7.1%
Coca-Cola Co., 0.101%, 4/26/12	2,000,000	1,999,861
Coca-Cola Co., 0.112%, 5/9/12	1,000,000	999,884
Proctor & Gamble Co., 0.079%, 4/15/12	1,250,000	1,249,962

		4,249,707
Energy (A)- 5.1%
ConocoPhillips Qatar, 0.152%, 4/2/12	1,500,000	1,499,994
ConocoPhillips Qatar, 0.199%, 5/9/12	1,500,000	1,499,715

		2,999,709
Industrials (A) - 8.2%
Emerson Electric Co., 0.142%, 4/23/12	1,900,000	1,899,838
General Electric Capital Corp., 0.112%, 4/13/12	3,000,000	2,999,890

		4,899,728

Total Short-Term Investments ( Cost $12,149,144 )		12,149,144
	Shares
INVESTMENT COMPANIES - 4.5%
State Street Institutional U.S. Government Money Market Fund	2,655,199	2,655,199

Total Investment Companies ( Cost $2,655,199 )		2,655,199

TOTAL INVESTMENTS - 100.1% ( Cost $59,667,602 )		59,667,602
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(55,047)

TOTAL NET ASSETS - 100.0%		$59,612,555

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Bond Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$652,045	$660,910
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		3,820,000	3,917,828
New Century Home Equity Loan Trust, Series 2003-5, Class AI5 (B), 5.5%, 11/25/33		3,500,000	3,474,471

Total Asset Backed Securities ( Cost $7,989,530 )			8,053,209
CORPORATE NOTES AND BONDS - 27.9%
Consumer Discretionary - 2.2%
American Association of Retired Persons (C) (D), 7.5%, 5/1/31		2,500,000	3,358,773
DR Horton Inc., 5.25%, 2/15/15		1,140,000	1,191,300
ERAC USA Finance LLC (C) (D), 6.7%, 6/1/34		4,400,000	4,789,721

			9,339,794
Consumer Staples - 1.0%
PepsiCo Inc., 4.65%, 2/15/13		1,165,000	1,207,465
WM Wrigley Jr. Co. (C) (D), 3.05%, 6/28/13		3,170,000	3,215,585

			4,423,050
Energy - 2.4%
Hess Corp., 7.875%, 10/1/29		2,460,000	3,273,707
Transocean Inc., 6%, 3/15/18		1,400,000	1,549,825
Transocean Inc., 7.5%, 4/15/31		2,310,000	2,622,287
Valero Energy Corp., 7.5%, 4/15/32		2,275,000	2,648,218

			10,094,037
Financials - 4.3%
American Express Credit Corp., 2.375%, 3/24/17		1,080,000	1,081,661
American General Finance Corp., 5.85%, 6/1/13		2,885,000	2,661,412
Goldman Sachs Group Inc./The, 5.7%, 9/1/12		2,750,000	2,801,626
HCP Inc., 6.7%, 1/30/18		2,725,000	3,147,639
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		3,135,000	314
Simon Property Group L.P., 5.875%, 3/1/17		1,060,000	1,223,622
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,250,000	1,440,931
UBS AG, 5.75%, 4/25/18		750,000	821,158
US Bank NA, 6.3%, 2/4/14		2,000,000	2,189,820
Wells Fargo & Co., 5.25%, 10/23/12		2,735,000	2,806,709

			18,174,892
Health Care - 4.9%
Eli Lilly & Co., 6.57%, 1/1/16		2,600,000	3,059,945
Genentech Inc., 5.25%, 7/15/35		1,740,000	1,942,301
Medco Health Solutions Inc., 7.25%, 8/15/13		3,450,000	3,700,732
Merck & Co. Inc., 5.75%, 11/15/36		3,960,000	4,893,756
Quest Diagnostics Inc., 5.45%, 11/1/15		3,500,000	3,922,786
Wyeth, 6.5%, 2/1/34		2,370,000	3,106,061

			20,625,581
Industrials - 4.4%
Boeing Co./The, 8.625%, 11/15/31		760,000	1,127,574
Boeing Co./The, 6.875%, 10/15/43		1,380,000	1,825,421
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		2,925,000	3,789,206
EI du Pont de Nemours & Co., 5%, 1/15/13		195,000	201,717
General Electric Capital Corp., 3.35%, 10/17/16		3,200,000	3,394,717
Lockheed Martin Corp., 7.65%, 5/1/16		1,450,000	1,761,296
Norfolk Southern Corp., 5.59%, 5/17/25		1,268,000	1,490,947
Norfolk Southern Corp., 7.05%, 5/1/37		1,400,000	1,888,431
Waste Management Inc., 7.125%, 12/15/17		2,465,000	2,919,669

			18,398,978
Information Technology - 1.2%
Cisco Systems Inc., 5.5%, 2/22/16		2,400,000	2,785,231
Western Union Co./The, 5.93%, 10/1/16		2,065,000	2,381,048

			5,166,279
Materials - 1.3%
Westvaco Corp., 8.2%, 1/15/30		2,250,000	2,491,794
Weyerhaeuser Co., 7.375%, 3/15/32		3,000,000	3,195,858

			5,687,652
Telecommunication Services - 1.8%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		3,080,000	4,465,008
Rogers Communications Inc. (F), 6.25%, 6/15/13		3,000,000	3,190,347

			7,655,355
Utilities - 4.4%
Indianapolis Power & Light Co. (C) (D), 6.05%, 10/1/36		3,445,000	3,956,324
Interstate Power & Light Co., 6.25%, 7/15/39		2,925,000	3,647,694
Sierra Pacific Power Co., Series M, 6%, 5/15/16		3,250,000	3,764,768
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		2,165,000	2,432,451
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		1,165,000	1,199,865
Wisconsin Electric Power Co., 6.5%, 6/1/28		3,000,000	3,647,343

			18,648,445

Total Corporate Notes and Bonds ( Cost $110,093,828 )			118,214,063
MORTGAGE BACKED SECURITIES - 18.7%
Fannie Mae - 15.6%
4%, 4/1/15 Pool # 255719		624,063	661,576
5.5%, 4/1/16 Pool # 745444		975,497	1,063,224
6%, 5/1/16 Pool # 582558		57,430	62,123
5.5%, 9/1/17 Pool # 657335		140,138	153,010
5.5%, 2/1/18 Pool # 673194		408,857	446,092
5%, 5/1/20 Pool # 813965		1,565,565	1,708,637
4.5%, 9/1/20 Pool # 835465		1,222,107	1,312,596
6%, 5/1/21 Pool # 253847		183,108	201,815
7%, 12/1/29 Pool # 762813		115,643	131,358
7%, 11/1/31 Pool # 607515		84,032	97,425
6.5%, 3/1/32 Pool # 631377		226,888	259,080
7%, 4/1/32 Pool # 641518		4,960	5,750
7%, 5/1/32 Pool # 644591		130,108	150,844
6.5%, 6/1/32 Pool # 545691		1,415,092	1,611,749
5.5%, 4/1/33 Pool # 690206		1,915,207	2,104,710
5%, 10/1/33 Pool # 254903		2,712,834	2,937,299
5.5%, 11/1/33 Pool # 555880		2,268,282	2,492,721
5%, 5/1/34 Pool # 782214		69,909	75,661
5%, 6/1/34 Pool # 778891		669,273	724,337
5.5%, 6/1/34 Pool # 780384		2,694,657	2,956,652
7%, 7/1/34 Pool # 792636		81,040	94,016
5.5%, 8/1/34 Pool # 793647		307,545	338,648
5.5%, 3/1/35 Pool # 810075		1,456,909	1,594,691
5.5%, 3/1/35 Pool # 815976		1,488,310	1,633,015
5.5%, 7/1/35 Pool # 825283		1,769,791	1,942,118
5%, 8/1/35 Pool # 829670		2,098,230	2,268,891
5.5%, 8/1/35 Pool # 826872		808,680	886,053
5%, 9/1/35 Pool # 820347		2,153,803	2,394,271
5%, 9/1/35 Pool # 835699		1,900,919	2,113,153
5%, 10/1/35 Pool # 797669		2,923,320	3,225,037
5.5%, 10/1/35 Pool # 836912		358,143	392,013
5%, 11/1/35 Pool # 844809		1,599,354	1,729,438
5%, 12/1/35 Pool # 850561		1,639,042	1,772,355
5.5%, 2/1/36 Pool # 851330		690,943	758,518
5.5%, 10/1/36 Pool # 896340		524,701	574,269
5.5%, 10/1/36 Pool # 901723		2,747,264	3,000,209
6.5%, 10/1/36 Pool # 894118		1,782,307	2,011,617
6%, 11/1/36 Pool # 902510		2,595,657	2,898,959
5.5%, 2/1/37 Pool # 905140		2,119,791	2,334,174
5.5%, 5/1/37 Pool # 899323		1,559,683	1,707,672
5.5%, 5/1/37 Pool # 928292		1,295,246	1,426,239
6%, 10/1/37 Pool # 947563		2,455,503	2,742,428
5.5%, 7/1/38 Pool # 986973		2,246,528	2,468,814
5%, 8/1/38 Pool # 988934		2,918,717	3,193,509
6.5%, 8/1/38 Pool # 987711		2,876,617	3,225,146

			65,881,912
Freddie Mac - 3.0%
5%, 5/1/18 Pool # E96322		989,066	1,067,554
8%, 6/1/30 Pool # C01005		61,775	74,879
7%, 3/1/31 Pool # C48129		223,063	259,484
5%, 7/1/33 Pool # A11325		1,846,486	2,036,125
6%, 10/1/34 Pool # A28439		466,820	520,159
6%, 10/1/34 Pool # A28598		191,350	213,214
5.5%, 11/1/34 Pool # A28282		3,405,721	3,762,240
5%, 4/1/35 Pool # A32314		428,912	472,962
5%, 4/1/35 Pool # A32315		795,381	881,792
5%, 4/1/35 Pool # A32316		866,325	960,442
5%, 4/1/35 Pool # A32509		276,288	306,304
5%, 1/1/37 Pool # A56371		2,054,717	2,216,301

			12,771,456
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995		38,740	41,660
6.5%, 2/20/29 Pool # 2714		152,546	175,280
6.5%, 4/20/31 Pool # 3068		115,555	133,138

			350,078

Total Mortgage Backed Securities ( Cost $71,388,329 )			79,003,446
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.5%
Fannie Mae - 1.6%
5.250%, 8/1/12		2,400,000	2,438,251
4.625%, 10/15/14		3,905,000	4,307,344

			6,745,595
Federal Farm Credit Bank - 1.1%
5.875%, 10/3/16		4,000,000	4,814,640

Freddie Mac - 2.0%
4.875%, 11/15/13		2,500,000	2,684,710
4.500%, 1/15/14		5,500,000	5,919,232

			8,603,942
U.S. Treasury Bonds - 3.7%
6.625%, 2/15/27		7,350,000	10,786,125
4.500%, 5/15/38		4,000,000	4,896,248

			15,682,373
U.S. Treasury Notes - 37.1%
1.375%, 5/15/12		2,625,000	2,628,896
4.875%, 6/30/12		6,000,000	6,069,846
0.375%, 10/31/12		5,000,000	5,006,055
3.625%, 5/15/13		4,000,000	4,150,468
3.125%, 8/31/13		2,710,000	2,818,083
4.000%, 2/15/14		9,500,000	10,143,473
4.250%, 8/15/14		11,200,000	12,205,379
2.375%, 9/30/14		3,600,000	3,771,281
2.625%, 12/31/14		20,000,000	21,154,680
2.500%, 3/31/15		1,750,000	1,851,719
4.250%, 8/15/15		8,900,000	9,972,174
3.250%, 12/31/16		8,000,000	8,835,000
3.125%, 1/31/17		4,000,000	4,397,188
2.375%, 7/31/17		4,000,000	4,252,500
4.250%, 11/15/17		9,100,000	10,592,254
2.750%, 2/15/19		16,750,000	18,044,205
3.375%, 11/15/19		15,000,000	16,746,090
2.625%, 11/15/20		6,500,000	6,835,667
2.000%, 11/15/21		7,500,000	7,383,397

			156,858,355

Total U.S. Government and Agency Obligations ( Cost $179,580,847 )			192,704,905
		Shares
INVESTMENT COMPANIES - 5.1%
State Street Institutional U.S. Government Money Market Fund		21,493,729	21,493,729

Total Investment Companies ( Cost $21,493,729 )			21,493,729

TOTAL INVESTMENTS - 99.1% ( Cost $390,546,263 )			419,469,352
NET OTHER ASSETS AND LIABILITIES - 0.9%			3,823,487

TOTAL NET ASSETS - 100.0%			$423,292,839

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)	Floating rate or variable rate note. Rate shown is as of March 31, 2012.
(C)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(D)	Illiquid security (See Note 3).
(E)	In default. Issuer is bankrupt.
(F)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.75% of total net assets.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

High Income Fund Portfolio of Investments (unaudited)

		Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 93.1%
Consumer Discretionary - 30.8%
Auto Components - 2.7%
Allison Transmission Inc. (A), 7.125%, 5/15/19		$500,000	$517,500
American Axle & Manufacturing Inc., 7.875%, 3/1/17		750,000	774,375
Goodyear Tire & Rubber Co., 7%, 5/15/22		750,000	729,375
Tenneco Inc., 6.875%, 12/15/20		475,000	510,625

			2,531,875
Automobiles - 0.3%
Cooper Standard Automotive Inc., 8.5%, 5/1/18		250,000	268,750

Hotels, Restaurants & Leisure - 4.8%
Ameristar Casinos Inc., 7.5%, 4/15/21		500,000	524,375
Boyd Gaming Corp., 7.125%, 2/1/16		50,000	48,250
Boyd Gaming Corp., 9.125%, 12/1/18		500,000	520,625
Felcor Lodging L.P., 6.75%, 6/1/19		750,000	757,500
Isle of Capri Casinos Inc., 7%, 3/1/14		1,000,000	995,000
Pinnacle Entertainment Inc., 8.625%, 8/1/17		500,000	545,000
Pinnacle Entertainment Inc., 8.75%, 5/15/20		300,000	327,750
Scientific Games International Inc. (A), 7.875%, 6/15/16		750,000	781,875

			4,500,375
Household Durables - 1.7%
Griffon Corp., 7.125%, 4/1/18		500,000	516,875
Jarden Corp., 7.5%, 5/1/17		500,000	550,000
Spectrum Brands Holdings Inc., 9.5%, 6/15/18		500,000	563,750

			1,630,625
Media - 16.1%
Allbritton Communications Co., 8%, 5/15/18		950,000	1,014,125
Belo Corp., 8%, 11/15/16		500,000	550,000
Cablevision Systems Corp., 7.75%, 4/15/18		250,000	261,250
Cablevision Systems Corp., 8%, 4/15/20		350,000	370,125
CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20		1,000,000	1,110,000
CCO Holdings LLC / CCO Holdings Capital Corp., 6.5%, 4/30/21		750,000	776,250
Cequel Communications Holdings I LLC and Cequel Capital Corp. (A), 8.625%, 11/15/17		900,000	966,375
Clear Channel Worldwide Holdings Inc. (A), 7.625%, 3/15/20		500,000	490,000
CSC Holdings LLC (A), 6.75%, 11/15/21		400,000	416,500
Cumulus Media Inc. (A), 7.75%, 5/1/19		650,000	614,250
DISH DBS Corp., 6.75%, 6/1/21		925,000	996,687
Gray Television Inc., 10.5%, 6/29/15		700,000	728,000
Hughes Satellite Systems Corp., 6.5%, 6/15/19		500,000	522,500
Hughes Satellite Systems Corp., 7.625%, 6/15/21		750,000	804,375
Intelsat Jackson Holdings S.A. (B), 7.5%, 4/1/21		100,000	105,125
Intelsat Luxembourg S.A. (B), 11.25%, 2/4/17		800,000	832,000
Intelsat Luxembourg S.A., PIK (A) (B), 11.5%, 2/4/17		375,000	386,250
Mediacom Broadband LLC / Mediacom Broadband Corp., 8.5%, 10/15/15		500,000	515,000
Nielsen Finance LLC / Nielsen Finance Co., 7.75%, 10/15/18		500,000	551,250
Quebecor Media Inc. (B), 7.75%, 3/15/16		500,000	513,125
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (A) (B), 8.125%, 12/1/17		750,000	810,000
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22		350,000	361,375
Viasat Inc., 8.875%, 9/15/16		500,000	542,500
Videotron Ltee (A) (B), 5%, 7/15/22		500,000	495,000
XM Satellite Radio Inc. (A), 7.625%, 11/1/18		500,000	540,000

			15,272,062
Specialty Retail - 3.5%
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19		600,000	603,000
Ltd. Brands Inc., 6.9%, 7/15/17		250,000	278,125
Michaels Stores Inc., 11.375%, 11/1/16		600,000	637,536
Penske Automotive Group Inc., 7.75%, 12/15/16		1,000,000	1,041,260
Yankee Acquisition Corp., Series B, 8.5%, 2/15/15		750,000	768,758

			3,328,679
Textiles, Apparel & Luxury Goods - 1.7%
Hanesbrands Inc., 6.375%, 12/15/20		250,000	256,875
Iconix Brand Group Inc. (C), 1.875%, 6/30/12		550,000	549,312
Iconix Brand Group Inc. (A) (C), 2.5%, 6/1/16		250,000	244,063
Levi Strauss & Co., 7.625%, 5/15/20		500,000	528,750

			1,579,000
Consumer Staples - 8.2%
ACCO Brands Corp., 10.625%, 3/15/15		250,000	272,815
ACCO Brands Corp., 7.625%, 8/15/15		500,000	513,755
Central Garden and Pet Co., 8.25%, 3/1/18		500,000	515,625
Del Monte Corp., 7.625%, 2/15/19		500,000	497,500
Dole Food Co. Inc. (A), 8%, 10/1/16		200,000	210,000
Ingles Markets Inc., 8.875%, 5/15/17		750,000	811,875
NBTY Inc., 9%, 10/1/18		1,000,000	1,101,250
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 9.25%, 4/1/15		1,000,000	1,027,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 8.25%, 9/1/17		500,000	542,500
Stater Brothers Holdings, 7.75%, 4/15/15		500,000	510,625
SUPERVALU Inc., 7.5%, 11/15/14		500,000	508,750
SUPERVALU Inc., 8%, 5/1/16		500,000	523,750
Tops Markets LLC, 10.125%, 10/15/15		500,000	533,750
US Foodservice (A), 8.5%, 6/30/19		200,000	202,500

			7,772,195
Energy - 7.9%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		250,000	255,000
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	499,375
Bill Barrett Corp., 7%, 10/15/22		250,000	241,250
Chaparral Energy Inc., 8.875%, 2/1/17		500,000	522,500
Chaparral Energy Inc., 8.25%, 9/1/21		500,000	532,500
Chesapeake Energy Corp., 6.775%, 3/15/19		750,000	744,375
Continental Resources Inc., 8.25%, 10/1/19		250,000	279,375
Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21		550,000	578,875
Exterran Holdings Inc., 7.25%, 12/1/18		500,000	480,000
Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20		488,000	441,640
Helix Energy Solutions Group Inc. (A), 9.5%, 1/15/16		87,000	91,132
Inergy L.P. / Inergy Finance Corp., 6.875%, 8/1/21		366,000	352,275
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp., 6.75%, 11/1/20		500,000	540,000
Precision Drilling Corp. (A) (B), 6.5%, 12/15/21		350,000	365,750
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.875%, 12/1/18		500,000	528,750
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.5%, 7/15/21		750,000	795,000
Unit Corp., 6.625%, 5/15/21		250,000	255,625

			7,503,422
Financials - 3.9%
CIT Group Inc. (A), 7%, 5/2/16		600,000	601,500
CIT Group Inc. (A), 7%, 5/2/17		750,000	751,875
CIT Group Inc., 5.25%, 3/15/18		200,000	204,000
MPT Operating Partnership L.P. / MPT Finance Corp., 6.875%, 5/1/21		500,000	522,500
Nuveen Investments Inc., 10.5%, 11/15/15		1,000,000	1,036,250
Trans Union LLC / TransUnion Financing Corp., 11.375%, 6/15/18		500,000	586,250

			3,702,375
Health Care - 9.1%
AMGH Merger Sub Inc. (A), 9.25%, 11/1/18		830,000	863,200
Biomet Inc., 10%, 10/15/17		250,000	269,062
Biomet Inc., 11.625%, 10/15/17		750,000	810,937
DaVita Inc., 6.375%, 11/1/18		500,000	523,750
Endo Pharmaceuticals Holdings Inc., 7%, 12/15/20		500,000	535,000
Endo Pharmaceuticals Holdings Inc., 7.25%, 1/15/22		500,000	535,000
Fresenius Medical Care US Finance II Inc. (A), 5.625%, 7/31/19		200,000	206,000
Fresenius Medical Care US Finance II Inc. (A), 5.875%, 1/31/22		450,000	462,375
HCA Inc., 6.5%, 2/15/20		500,000	525,000
HCA Inc., 7.5%, 2/15/22		400,000	426,000
HCA Inc., 5.875%, 3/15/22		250,000	250,313
Hologic Inc. (C) (D), 2%, 12/15/37		150,000	149,063
Multiplan Inc. (A), 9.875%, 9/1/18		250,000	270,000
Tenet Healthcare Corp., 9.25%, 2/1/15		150,000	166,500
Tenet Healthcare Corp. (A), 6.25%, 11/1/18		250,000	258,125
Tenet Healthcare Corp., 8%, 8/1/20		850,000	875,500
Valeant Pharmaceuticals International (A), 6.75%, 10/1/17		1,000,000	1,012,500
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II Inc. (A), 7.75%, 2/1/19		500,000	497,500

			8,635,825
Industrials - 12.9%
Affinion Group Inc. (E), 11.5%, 10/15/15		750,000	706,875
Alliance Data Systems Corp. (A), 6.375%, 4/1/20		500,000	506,250
ARAMARK Corp., 8.5%, 2/1/15		1,000,000	1,025,010
ARAMARK Holdings Corp., PIK (A), 8.625%, 5/1/16		500,000	512,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc., 8.25%, 1/15/19		500,000	521,250
Bristow Group Inc., 7.5%, 9/15/17		750,000	783,750
FTI Consulting Inc., 7.75%, 10/1/16		750,000	771,563
Moog Inc., 7.25%, 6/15/18		500,000	536,250
RBS Global Inc. / Rexnord LLC, 8.5%, 5/1/18		300,000	321,750
RR Donnelley & Sons Co., 7.25%, 5/15/18		400,000	388,000
RSC Equipment Rental Inc. / RSC Holdings III LLC, 9.5%, 12/1/14		730,000	750,075
RSC Equipment Rental Inc. / RSC Holdings III LLC, 8.25%, 2/1/21		175,000	186,375
ServiceMaster Co., PIK (A), 10.75%, 7/15/15		397,604	417,985
ServiceMaster Co. (A), 8%, 2/15/20		500,000	532,500
Terex Corp., 8%, 11/15/17		500,000	517,500
Tomkins LLC / Tomkins Inc., 9%, 10/1/18		900,000	996,750
Trinity Industries Inc. (C), 3.875%, 6/1/36		850,000	926,500
UR Financing Escrow Corp. (A), 7.625%, 4/15/22		750,000	770,625
West Corp., 11%, 10/15/16		1,000,000	1,062,500

			12,234,008
Information Technology - 5.1%
Advanced Micro Devices Inc. (C), 6%, 5/1/15		77,000	80,080
Advanced Micro Devices Inc., 8.125%, 12/15/17		550,000	605,000
Advanced Micro Devices Inc., 7.75%, 8/1/20		500,000	550,000
General Cable Corp. (C), 0.875%, 11/15/13		325,000	316,875
Level 3 Financing Inc. (A), 8.625%, 7/15/20		750,000	787,500
Linear Technology Corp., Series A (C), 3%, 5/1/27		225,000	239,344
SunGard Data Systems Inc., 10.25%, 8/15/15		700,000	727,125
SunGard Data Systems Inc., 7.375%, 11/15/18		500,000	531,250
Syniverse Holdings Inc., 9.125%, 1/15/19		850,000	937,125

			4,774,299
Materials - 7.4%
Alpha Natural Resources Inc., 6.25%, 6/1/21		200,000	180,500
Arch Coal Inc. (A), 7.25%, 6/15/21		100,000	92,250
Ardagh Packaging Finance PLC (A) (B), 9.125%, 10/15/20		250,000	268,125
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA Inc. (A) (B), 9.125%, 10/15/20		300,000	314,250
Calcipar S.A. (A) (B), 6.875%, 5/1/18		500,000	507,500
Ferro Corp., 7.875%, 8/15/18		500,000	510,000
FMG Resources August 2006 Pty Ltd. (A) (B), 7%, 11/1/15		200,000	204,000
Graphic Packaging International Inc., 9.5%, 6/15/17		350,000	388,500
Huntsman International LLC, 5.5%, 6/30/16		500,000	499,375
JMC Steel Group (A), 8.25%, 3/15/18		1,000,000	1,040,000
LyondellBasell Industries N.V. (A) (B), 5%, 4/15/19		900,000	900,000
Owens-Brockway Glass Container Inc. (A) (C), 3%, 6/1/15		50,000	48,937
Polymer Group Inc., 7.75%, 2/1/19		500,000	526,250
Reynolds Group Holdings Ltd. (A), 8.25%, 2/15/21		500,000	470,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9.25%, 5/15/18		250,000	249,375
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9%, 4/15/19		250,000	246,250
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC (A), 9.875%, 8/15/19		500,000	511,250

			6,956,562
Telecommunication Services - 5.3%
Avaya Inc., 9.75%, 11/1/15		450,000	443,250
CommScope Inc. (A), 8.25%, 1/15/19		500,000	532,500
Crown Castle International Corp., 7.125%, 11/1/19		150,000	163,875
Frontier Communications Corp., 7.875%, 4/15/15		250,000	268,750
Nextel Communications Inc., Series E, 6.875%, 10/31/13		1,000,000	1,000,000
Qwest Communications International Inc. (D), 7.5%, 2/15/14		500,000	502,500
Sprint Nextel Corp. (A), 7%, 3/1/20		150,000	152,250
tw telecom holdings, Inc., 8%, 3/1/18		500,000	546,250
Wind Acquisition Finance S.A. (A) (B), 11.75%, 7/15/17		125,000	123,125
Windstream Corp., 7%, 3/15/19		250,000	255,000
Windstream Corp., 7.75%, 10/15/20		1,000,000	1,070,000

			5,057,500
Utilities - 2.5%
AES Corp., 8%, 6/1/20		500,000	573,750
Calpine Corp. (A), 7.25%, 10/15/17		1,000,000	1,060,000
Mirant Americas Generation LLC, 8.5%, 10/1/21		300,000	264,000
NRG Energy Inc., 8.25%, 9/1/20		475,000	467,875

			2,365,625

Total Corporate Notes and Bonds ( Cost $84,018,935 )			88,113,177
		Shares
PREFERRED STOCK - 0.7%
Information Technology - 0.7%
Lucent Technologies Capital Trust I (E)		800	650,000

Total Preferred Stocks ( Cost $786,000 )			650,000
INVESTMENT COMPANIES - 4.7%
State Street Institutional U.S. Government Money Market Fund		4,440,119	4,440,119

Total Investment Companies ( Cost $4,440,119 )			4,440,119

TOTAL INVESTMENTS - 98.5% ( Cost $89,245,054 )			93,203,296
NET OTHER ASSETS AND LIABILITIES - 1.5%			1,460,461

TOTAL NET ASSETS - 100.0%			$94,663,757

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 6.53% of total net assets.
(C)	Convertible.
(D)	Floating rate or variable rate note. Rate shown is as of March 31, 2012.
(E)	Illiquid security (See Note 3).

PIK	Payment in Kind.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Diversified Income Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
COMMON STOCKS - 54.3%
Consumer Discretionary - 4.2%
McDonald's Corp.		35,000	$3,433,500
Omnicom Group Inc.		71,500	3,621,475
Target Corp.		90,000	5,244,300
Time Warner Inc.		130,000	4,907,500

			17,206,775
Consumer Staples - 7.3%
Coca-Cola Co./The		46,500	3,441,465
Diageo PLC, ADR		30,000	2,895,000
Nestle S.A., ADR		59,000	3,717,000
PepsiCo Inc.		107,300	7,119,355
Philip Morris International Inc.		31,000	2,746,910
Procter & Gamble Co./The		74,000	4,973,540
Sysco Corp.		82,000	2,448,520
Wal-Mart Stores Inc.		40,000	2,448,000

			29,789,790
Energy - 6.1%
Chevron Corp.		95,000	10,187,800
ConocoPhillips		128,000	9,729,280
Ensco PLC, ADR		92,000	4,869,560

			24,786,640
Financials - 9.2%
Axis Capital Holdings Ltd.		110,500	3,665,285
Bank of New York Mellon Corp./The		109,100	2,632,583
BlackRock Inc.		20,000	4,098,000
M&T Bank Corp.		36,000	3,127,680
Northern Trust Corp.		58,500	2,775,825
PartnerRe Ltd.		54,000	3,666,060
Travelers Cos. Inc./The		126,000	7,459,200
US Bancorp		141,000	4,466,880
Wells Fargo & Co.		167,000	5,701,380

			37,592,893
Health Care - 8.5%
Becton, Dickinson and Co.		32,000	2,484,800
Johnson & Johnson		113,000	7,453,480
Medtronic Inc.		130,000	5,094,700
Merck & Co. Inc.		187,000	7,180,800
Novartis AG, ADR		41,000	2,271,810
Pfizer Inc.		452,019	10,242,751

			34,728,341
Industrials - 6.5%
3M Co.		66,000	5,887,860
Boeing Co./The		42,500	3,160,725
Emerson Electric Co.		48,000	2,504,640
Illinois Tool Works Inc.		49,000	2,798,880
Lockheed Martin Corp.		27,000	2,426,220
Norfolk Southern Corp.		51,500	3,390,245
United Parcel Service Inc., Class B		49,000	3,955,280
Waste Management Inc.		72,000	2,517,120

			26,640,970
Information Technology - 7.8%
Broadridge Financial Solutions Inc.		146,000	3,490,860
Intel Corp.		257,000	7,224,270
International Business Machines Corp.		13,000	2,712,450
Linear Technology Corp.		90,000	3,033,000
Microsoft Corp.		297,000	9,578,250
Paychex Inc.		105,000	3,253,950
Western Union Co./The		131,000	2,305,600

			31,598,380
Materials - 0.9%
Air Products & Chemicals Inc.		40,000	3,672,000

Telecommunication Service - 2.0%
AT&T Inc.		255,015	7,964,118

Utilities - 1.8%
Exelon Corp.		107,000	4,195,470
FirstEnergy Corp.		67,000	3,054,530

			7,250,000

Total Common Stocks ( Cost $181,739,006 )			221,229,907
		Par Value
ASSET BACKED SECURITIES - 0.7%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30		$599,648	607,801
Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14		2,045,000	2,097,371

Total Asset Backed Securities ( Cost $2,660,711 )			2,705,172
CORPORATE NOTES AND BONDS - 16.4%
Consumer Discretionary - 1.7%
American Association of Retired Persons (B) (C), 7.5%, 5/1/31		2,000,000	2,687,018
DR Horton Inc., 5.25%, 2/15/15		515,000	538,175
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34		1,850,000	2,013,860
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16		1,600,000	1,728,000

			6,967,053
Consumer Staples - 1.1%
Kraft Foods Inc., 6.5%, 11/1/31		2,025,000	2,431,798
PepsiCo Inc., 4.65%, 2/15/13		620,000	642,600
WM Wrigley Jr. Co. (B) (C), 3.05%, 6/28/13		1,310,000	1,328,838

			4,403,236
Energy - 1.3%
ConocoPhillips, 6.65%, 7/15/18		1,500,000	1,852,594
Hess Corp., 7.875%, 10/1/29		1,150,000	1,530,391
Transocean Inc., 6%, 3/15/18		750,000	830,264
Transocean Inc., 7.5%, 4/15/31		1,030,000	1,169,245

			5,382,494
Financials - 3.0%
American Express Credit Corp., 2.375%, 3/24/17		450,000	450,692
American General Finance Corp., 5.85%, 6/1/13		1,115,000	1,028,587
HCP Inc., 6.7%, 1/30/18		1,450,000	1,674,891
Lehman Brothers Holdings Inc. (E) *, 5.75%, 1/3/17		1,735,000	173
Nationwide Health Properties Inc., Series D, 8.25%, 7/1/12		2,400,000	2,423,714
Simon Property Group L.P., 5.875%, 3/1/17		530,000	611,811
Swiss Re Solutions Holding Corp., 7%, 2/15/26		1,000,000	1,152,745
US Bank NA, 6.3%, 2/4/14		2,000,000	2,189,820
Wells Fargo & Co., 5.25%, 10/23/12		1,450,000	1,488,018
Western Union Co./The, 5.93%, 10/1/16		935,000	1,078,102

			12,098,553
Health Care - 3.2%
Amgen Inc., 5.85%, 6/1/17		3,950,000	4,644,655
Eli Lilly & Co., 6.57%, 1/1/16		1,200,000	1,412,282
Genentech Inc., 5.25%, 7/15/35		740,000	826,036
Medco Health Solutions Inc., 7.25%, 8/15/13		1,550,000	1,662,648
Merck & Co. Inc., 5.75%, 11/15/36		1,320,000	1,631,252
Quest Diagnostics Inc., 5.45%, 11/1/15		1,500,000	1,681,194
Wyeth, 6.5%, 2/1/34		1,100,000	1,441,632

			13,299,699
Industrials - 2.0%
Boeing Co./The, 8.625%, 11/15/31		350,000	519,278
Boeing Co./The, 6.875%, 10/15/43		620,000	820,117
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20		1,365,000	1,768,296
EI du Pont de Nemours & Co., 5%, 1/15/13		103,000	106,548
Lockheed Martin Corp., 7.65%, 5/1/16		780,000	947,456
Norfolk Southern Corp., 5.59%, 5/17/25		957,000	1,125,265
Norfolk Southern Corp., 7.05%, 5/1/37		1,050,000	1,416,323
Waste Management Inc., 7.125%, 12/15/17		1,150,000	1,362,117

			8,065,400
Information Technology - 0.3%
Cisco Systems Inc., 5.5%, 2/22/16		960,000	1,114,092

Materials - 0.3%
Westvaco Corp., 8.2%, 1/15/30		1,025,000	1,135,151

Telecommunication Services - 1.0%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22		1,780,000	2,580,427
Rogers Communications Inc. (D), 6.25%, 6/15/13		1,315,000	1,398,435

			3,978,862
Utilities - 2.5%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36		1,555,000	1,785,801
Interstate Power & Light Co., 6.25%, 7/15/39		1,365,000	1,702,257
Nevada Power Co., Series R, 6.75%, 7/1/37		1,600,000	2,069,514
Sierra Pacific Power Co., Series M, 6%, 5/15/16		474,000	549,077
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17		835,000	938,151
Virginia Electric and Power Co., Series C, 5.1%, 11/30/12		620,000	638,555
Westar Energy Inc., 6%, 7/1/14		2,400,000	2,632,773

			10,316,128

Total Corporate Notes and Bonds ( Cost $61,369,271 )			66,760,668
MORTGAGE BACKED SECURITIES - 8.2%
Fannie Mae - 7.0%
4%, 4/1/15 Pool # 255719		292,987	310,599
5.5%, 4/1/16 Pool # 745444		376,988	410,891
6%, 5/1/16 Pool # 582558		105,289	113,891
5%, 12/1/17 Pool # 672243		803,059	871,681
4.5%, 9/1/20 Pool # 835465		751,295	806,924
6%, 5/1/21 Pool # 253847		155,779	171,693
7%, 12/1/29 Pool # 762813		54,156	61,516
7%, 11/1/31 Pool # 607515		84,032	97,425
7%, 4/1/32 Pool # 641518		2,657	3,080
7%, 5/1/32 Pool # 644591		71,529	82,928
5.5%, 10/1/33 Pool # 254904		734,213	806,861
5.5%, 11/1/33 Pool # 555880		2,268,282	2,492,721
5%, 5/1/34 Pool # 780890		2,646,745	2,864,501
7%, 7/1/34 Pool # 792636		38,789	45,000
5.5%, 8/1/34 Pool # 793647		297,120	327,168
5.5%, 3/1/35 Pool # 815976		1,443,991	1,584,387
5.5%, 7/1/35 Pool # 825283		735,776	807,419
5.5%, 8/1/35 Pool # 826872		354,862	388,814
5%, 9/1/35 Pool # 820347		880,270	978,550
5%, 9/1/35 Pool # 835699		795,702	884,540
5%, 10/1/35 Pool # 797669		915,739	1,010,253
5.5%, 10/1/35 Pool # 836912		782,623	856,637
5%, 12/1/35 Pool # 850561		685,655	741,423
5.5%, 12/1/35 Pool # 844583		1,865,862	2,042,902
5.5%, 2/1/36 Pool # 851330		310,330	340,680
5.5%, 9/1/36 Pool # 831820		1,760,708	1,964,085
6%, 9/1/36 Pool # 831741		642,641	710,493
5.5%, 10/1/36 Pool # 896340		236,079	258,381
5.5%, 10/1/36 Pool # 901723		1,030,224	1,125,078
5.5%, 12/1/36 Pool # 902853		1,488,537	1,635,823
5.5%, 12/1/36 Pool # 903059		1,407,556	1,557,826
5.5%, 12/1/36 Pool # 907512		912,097	998,640
5.5%, 12/1/36 Pool # 907635		1,122,294	1,242,109

			28,594,919
Freddie Mac - 1.2%
8%, 6/1/30 Pool # C01005		49,420	59,903
6.5%, 1/1/32 Pool # C62333		174,491	198,615
5%, 7/1/33 Pool # A11325		1,846,486	2,036,125
6%, 10/1/34 Pool # A28439		216,496	241,233
6%, 10/1/34 Pool # A28598		88,742	98,882
5%, 4/1/35 Pool # A32314		231,940	255,761
5%, 4/1/35 Pool # A32315		355,173	393,759
5%, 4/1/35 Pool # A32316		297,798	330,150
5%, 4/1/35 Pool # A32509		183,496	203,431
5%, 1/1/37 Pool # A56371		1,027,358	1,108,150

			4,926,009
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068		95,163	109,643

Total Mortgage Backed Securities ( Cost $30,486,046 )			33,630,571
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.7%
U.S. Treasury Bond - 1.2%
6.625%, 2/15/27		3,270,000	4,798,725

U.S. Treasury Notes - 14.5%
1.375%, 5/15/12		1,312,000	1,313,947
0.375%, 10/31/12		3,000,000	3,003,633
4.000%, 11/15/12		2,500,000	2,558,985
1.375%, 1/15/13		4,000,000	4,036,564
3.625%, 5/15/13		1,980,000	2,054,482
3.125%, 8/31/13		1,175,000	1,221,863
4.000%, 2/15/14		4,810,000	5,135,801
4.250%, 8/15/14		4,965,000	5,410,688
2.375%, 9/30/14		1,400,000	1,466,609
2.500%, 3/31/15		795,000	841,209
4.500%, 2/15/16		3,550,000	4,056,983
3.250%, 12/31/16		2,500,000	2,760,937
3.125%, 1/31/17		2,000,000	2,198,594
2.375%, 7/31/17		2,000,000	2,126,250
4.250%, 11/15/17		9,100,000	10,592,254
2.750%, 2/15/19		1,300,000	1,400,446
3.375%, 11/15/19		1,000,000	1,116,406
2.625%, 11/15/20		7,400,000	7,782,143

			59,077,794

Total U.S. Government and Agency Obligations ( Cost $60,102,830 )			63,876,519
		Shares
INVESTMENT COMPANIES - 4.2%
State Street Institutional U.S. Government Money Market Fund		17,256,979	17,256,979

Total Investment Companies ( Cost $17,256,979 )			17,256,979

TOTAL INVESTMENTS - 99.5% ( Cost $353,614,843 )			405,459,816
NET OTHER ASSETS AND LIABILITIES - 0.5%			1,979,389

TOTAL NET ASSETS - 100.0%			$407,439,205

*	Non-income producing.
(A)
Stated interest rate is contingent upon sufficient collateral market value.  If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 3).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.77% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Equity Income Fund Portfolio of Investments (unaudited)

COMMON STOCK - 85.5%**	Shares	Value
Consumer Discretionary - 11.2%
Best Buy Co. Inc.	1,500	$ 35,520
CarMax Inc.*	2,500	86,625
Kohl's Corp.	1,500	75,045
Staples Inc.	3,500	56,630
Target Corp.	1,600	93,232
		347,052
Energy - 14.6%
Apache Corp.	1,000	100,440
Canadian Natural Resources Ltd.	2,000	66,360
Noble Corp.*	2,000	74,940
Petroleo Brasileiro S.A., ADR	2,700	71,712
Schlumberger Ltd.	1,500	104,895
Southwestern Energy Co.*	1,200	36,720
		455,067
Financials - 11.4%
Bank of New York Mellon Corp./The	3,500	84,455
Goldman Sachs Group Inc./The	300	37,311
Morgan Stanley	2,500	49,100
State Street Corp.	2,200	100,100
T Rowe Price Group Inc.	600	39,180
Wells Fargo & Co.	1,300	44,382
		354,528
Health Care - 16.1%
Community Health Systems Inc.*	3,000	66,720
Gilead Sciences Inc.*	1,500	73,275
Laboratory Corp. of America Holdings*	800	73,232
Mylan Inc./PA*	4,000	93,800
St Jude Medical Inc.	1,700	75,327
Stryker Corp.	1,000	55,480
Teva Pharmaceutical Industries Ltd., ADR	1,500	67,590
		505,424
Industrials - 8.0%
Expeditors International of Washington Inc.	2,000	93,020
Jacobs Engineering Group Inc.*	2,000	88,740
Norfolk Southern Corp.	1,000	65,830
		247,590
Information Technology - 21.1%
Adobe Systems Inc.*	3,200	109,792
Cisco Systems Inc.	5,000	105,750
eBay Inc.*	3,000	110,670
FLIR Systems Inc.	3,500	88,585
Google Inc., Class A*	200	128,248
Hewlett-Packard Co.	1,500	35,745
Yahoo! Inc.*	5,000	76,100
		654,890
Materials - 3.1%
Freeport-McMoRan Copper & Gold Inc.	2,500	95,100

Total Common Stock (Cost $2,732,111)		2,659,651

Repurchase Agreement - 18.8%
With U.S. Bank National Association issued 03/30/12 at 0.01%, due
04/02/12, collateralized by $596,853 in Fannie Mae REMICS pool #2008-47
due 06/25/38. Proceeds at maturity are $585,112 (Cost $585,111)		$585,111

TOTAL INVESTMENTS - 104.3% (Cost $3,317,222)		$3,244,762
NET OTHER ASSETS AND LIABILITIES - (0.7%)		($21,757)
TOTAL CALL OPTIONS WRITTEN - (3.6%)		($112,650)
TOTAL ASSETS - 100%		3,110,355
*Non-income producing
**All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
ADR-American Depository Receipt

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Equity Income Fund Portfolio of Investments (unaudited)

Call Options Written	Contracts	Expiration	Strike Price	Market Value
Adobe Systems Inc.	32	April 2012	$ 31.00	$ 10,880
Apache Corp.	10	July 2012	110.00	2,410
Canadian Natural Resources Ltd.	20	June 2012	40.00	450
CarMax Inc.	25	April 2012	31.00	10,000
Cisco Systems Inc.	50	July 2012	21.00	5,400
Community Health Systems Inc.	30	April 2012	24.00	750
eBay Inc.	30	July 2012	34.00	12,600
Expeditors International of Washington Inc.	20	May 2012	45.00	5,450
Gilead Sciences Inc.	15	April 2012	47.00	4,313
Goldman Sachs Group Inc./The	3	April 2012	120.00	1,920
Google Inc.	2	June 2012	625.00	8,030
Jacobs Engineering Group Inc.	20	April 2012	43.00	3,900
Kohl's Corp.	15	April 2012	55.00	75
Laboratory Corp. of America Holdings	8	August 2012	92.50	3,320
Morgan Stanley	25	May 2012	21.00	1,550
Mylan Inc./PA	40	April 2012	23.00	2,920
Noble Corp.	20	April 2012	41.00	280
Norfolk Southern Corp.	10	June 2012	72.50	550
Petroleo Brasileiro S.A.	27	July 2012	33.00	365
Schlumberger Ltd.	15	May 2012	80.00	345
Southwestern Energy Co.	12	June 2012	34.00	990
St Jude Medical Inc.	17	April 2012	40.00	7,650
State Street Corp.	22	May 2012	43.00	7,590
Stryker Corp.	10	June 2012	55.00	2,275
T Rowe Price Group Inc.	6	April 2012	60.00	3,240
Target Corp.	16	April 2012	55.00	5,440
Teva Pharmaceutical Industries Ltd.	15	September 2012	47.50	2,355
Wells Fargo & Co.	13	April 2012	29.00	6,728
Yahoo! Inc.	50	April 2012	16.00	875
Total Call Options Written (Premiums received $114,874)				$ 112,650

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Large Cap Value Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 97.6%
	Consumer Discretionary - 7.3%
	Omnicom Group Inc.	174,000	$8,813,100
	Target Corp.	203,000	11,828,810
	Time Warner Inc.	290,000	10,947,500
	TJX Cos. Inc.	166,000	6,591,860

			38,181,270
	Consumer Staples - 10.9%
	Diageo PLC, ADR	71,000	6,851,500
	Nestle S.A., ADR	94,000	5,922,000
	PepsiCo Inc.	230,000	15,260,500
	Philip Morris International Inc.	67,000	5,936,870
	Procter & Gamble Co./The	177,000	11,896,170
	Sysco Corp.	180,000	5,374,800
	Wal-Mart Stores Inc.	89,000	5,446,800

			56,688,640
	Energy - 13.0%
	Apache Corp.	55,000	5,524,200
	Canadian Natural Resources Ltd.	259,000	8,593,620
	Chevron Corp.	143,046	15,340,253
	ConocoPhillips	163,000	12,389,630
	Ensco PLC, ADR	110,000	5,822,300
	Occidental Petroleum Corp.	158,500	15,093,955
	Schlumberger Ltd.	72,000	5,034,960

			67,798,918
	Financials - 23.8%
	Arch Capital Group Ltd. *	214,000	7,969,360
	Bank of New York Mellon Corp./The	500,000	12,065,000
	Berkshire Hathaway Inc., Class B *	162,000	13,146,300
	BlackRock Inc.	26,500	5,429,850
	Brookfield Asset Management Inc., Class A	255,000	8,050,350
	Franklin Resources Inc.	68,000	8,434,040
	M&T Bank Corp.	71,500	6,211,920
	Markel Corp. *	19,000	8,529,860
	Travelers Cos. Inc./The	227,000	13,438,400
	US Bancorp	503,000	15,935,040
	Wells Fargo & Co.	539,000	18,401,460
	WR Berkley Corp.	179,532	6,484,696

			124,096,276
	Health Care - 13.9%
	Johnson & Johnson	290,000	19,128,400
	Medtronic Inc.	233,000	9,131,270
	Merck & Co. Inc.	471,000	18,086,400
	Novartis AG, ADR	91,000	5,042,310
	Pfizer Inc.	926,000	20,983,160

			72,371,540
	Industrials - 10.5%
	3M Co.	149,500	13,336,895
	Boeing Co./The	74,000	5,503,380
	Emerson Electric Co.	160,000	8,348,800
	Illinois Tool Works Inc.	105,000	5,997,600
	Lockheed Martin Corp.	69,000	6,200,340
	Norfolk Southern Corp.	111,000	7,307,130
	United Parcel Service Inc., Class B	99,500	8,031,640

			54,725,785
	Information Technology - 9.8%
	Cisco Systems Inc.	292,000	6,175,800
	Intel Corp.	508,000	14,279,880
	International Business Machines Corp.	29,000	6,050,850
	Microsoft Corp.	482,000	15,544,500
	Western Union Co./The	530,000	9,328,000

			51,379,030
	Materials - 2.5%
	Air Products & Chemicals Inc.	86,000	7,894,800
	Newmont Mining Corp.	103,000	5,280,810

			13,175,610
	Telecommunication Service - 2.6%
	AT&T Inc.	439,987	13,740,794

	Utilities - 3.3%
	Exelon Corp.	248,000	9,724,080
	NextEra Energy Inc.	125,000	7,635,000

			17,359,080

Total Common Stocks ( Cost $419,886,943 )			509,516,943
	INVESTMENT COMPANIES - 2.3%
	State Street Institutional U.S. Government Money Market Fund	12,027,095	12,027,095

Total Investment Companies ( Cost $12,027,095 )			12,027,095

TOTAL INVESTMENTS - 99.9% ( Cost $431,914,038 )			521,544,038
NET OTHER ASSETS AND LIABILITIES - 0.1%			640,747

TOTAL NET ASSETS - 100.0%			$522,184,785

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Large Cap Growth Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 92.8%
	Consumer Discretionary - 13.7%
	Amazon.com Inc. *	19,177	$3,883,534
	CarMax Inc. *	130,558	4,523,834
	Comcast Corp., Class A	187,987	5,641,490
	Ctrip.com International Ltd., ADR *	175,617	3,800,352
	J.C. Penney Company Inc.	95,642	3,388,596
	Netflix Inc. *	7,900	908,816
	Omnicom Group Inc.	113,115	5,729,275
	Panera Bread Co., Class A *	42,153	6,783,261
	priceline.com Inc. *	3,808	2,732,240
	Starbucks Corp.	114,638	6,407,118
	Walt Disney Co./The	91,195	3,992,517
	Yum! Brands Inc.	84,100	5,986,238

			53,777,271
	Consumer Staples - 5.5%
	Costco Wholesale Corp.	77,170	7,007,036
	Diageo PLC, ADR	57,038	5,504,167
	Mead Johnson Nutrition Co.	11,590	955,943
	PepsiCo Inc.	121,438	8,057,412

			21,524,558
	Energy - 12.2%
	Apache Corp.	25,693	2,580,605
	Ensco PLC, ADR	69,205	3,663,021
	Exxon Mobil Corp.	245,700	21,309,561
	Occidental Petroleum Corp.	32,756	3,119,354
	Schlumberger Ltd.	204,137	14,275,300
	World Fuel Services Corp.	69,655	2,855,855

			47,803,696
	Financials - 6.1%
	Brookfield Asset Management Inc., Class A	246,692	7,788,066
	IntercontinentalExchange Inc. *	59,202	8,135,539
	T Rowe Price Group Inc.	124,414	8,124,234

			24,047,839
	Health Care - 6.9%
	Allergan Inc.	41,188	3,930,571
	Allscripts Healthcare Solutions Inc. *	106,718	1,771,519
	Becton, Dickinson and Co.	61,695	4,790,617
	CareFusion Corp. *	74,567	1,933,522
	Celgene Corp. *	77,640	6,018,653
	Cerner Corp. *	37,737	2,874,050
	Johnson & Johnson	87,915	5,798,873

			27,117,805
	Industrials - 9.9%
	Boeing Co./The	111,357	8,281,620
	Emerson Electric Co.	122,854	6,410,522
	Expeditors International of Washington Inc.	52,502	2,441,868
	Nielsen Holdings N.V. *	160,058	4,824,148
	Roper Industries Inc.	77,813	7,715,937
	Sensata Technologies Holding N.V. *	56,622	1,895,705
	United Parcel Service Inc., Class B	91,366	7,375,063

			38,944,863
	Information Technology - 33.3%
	Communications Equipment - 4.8%
	Acme Packet Inc. *	120,606	3,319,077
	QUALCOMM Inc.	197,975	13,466,260
	Riverbed Technology Inc. *	75,541	2,121,191

			18,906,528
	Computers & Peripherals - 9.9%
	Apple Inc. *	52,534	31,492,557
	EMC Corp. *	116,495	3,480,871
	SanDisk Corp. *	78,738	3,904,617

			38,878,045
	Electronic Equipment, Instruments & Components - 0.5%
	FLIR Systems Inc. *	71,616	1,812,601

	Internet Software & Services - 4.6%
	Google Inc., Class A *	25,745	16,508,724
	OpenTable Inc. *	37,390	1,513,173

			18,021,897
	IT Services - 5.5%
	Accenture PLC, Class A	170,807	11,017,051
	Paychex Inc.	75,525	2,340,520
	Sapient Corp. *	156,560	1,949,172
	Visa Inc., Class A	53,385	6,299,430

			21,606,173
	Semiconductors & Semiconductor Equipment - 1.8%
	Cavium Inc. *	165,649	5,125,180
	Cree Inc. *	66,603	2,106,653

			7,231,833
	Software - 6.2%
	Ariba Inc. *	27,892	912,347
	MICROS Systems Inc. *	41,884	2,315,766
	Microsoft Corp.	517,935	16,703,404
	Nuance Communications Inc. *	106,841	2,732,993
	SAP AG, ADR	27,770	1,938,902

			24,603,412
	Materials - 5.2%
	Ecolab Inc.	77,882	4,806,877
	International Flavors & Fragrances Inc.	139,225	8,158,585
	Molycorp Inc. *	223,868	7,573,454

			20,538,916

Total Common Stocks ( Cost $284,776,943 )			364,815,437
	INVESTMENT COMPANIES - 7.2%
	State Street Institutional U.S. Government Money Market Fund	28,272,109	28,272,109

Total Investment Companies ( Cost $28,272,109 )			28,272,109

TOTAL INVESTMENTS - 100.0% ( Cost $313,049,052 )			393,087,546
NET OTHER ASSETS AND LIABILITIES - 0.0%			(126,214)

TOTAL NET ASSETS - 100.0%			$392,961,332

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Mid Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 94.3%
	Consumer Discretionary - 20.6%
	Bed Bath & Beyond Inc. *	141,992	$9,338,814
	CarMax Inc. *	383,154	13,276,286
	Discovery Communications Inc., Class C *	197,929	9,278,912
	Liberty Global Inc., Series C *	180,552	8,646,635
	Omnicom Group Inc.	249,769	12,650,800
	Staples Inc.	536,007	8,672,593
	TJX Cos. Inc.	446,261	17,721,024

			79,585,064
	Consumer Staples - 3.9%
	Brown-Forman Corp., Class B	86,138	7,183,048
	McCormick & Co. Inc.	140,968	7,672,888

			14,855,936
	Energy - 8.0%
	Ensco PLC, ADR	146,706	7,765,149
	EOG Resources Inc.	66,468	7,384,595
	Noble Corp. *	189,735	7,109,370
	World Fuel Services Corp.	210,750	8,640,750

			30,899,864
	Financials - 24.9%
	Arch Capital Group Ltd. *	245,057	9,125,923
	Brookfield Asset Management Inc., Class A	557,315	17,594,435
	Brown & Brown Inc.	310,952	7,394,439
	Glacier Bancorp Inc.	405,079	6,051,880
	Leucadia National Corp.	329,802	8,607,832
	M&T Bank Corp.	108,718	9,445,420
	Markel Corp. *	38,725	17,385,201
	T Rowe Price Group Inc.	111,052	7,251,696
	WR Berkley Corp.	370,043	13,365,953

			96,222,779
	Health Care - 8.8%
	DENTSPLY International Inc.	319,433	12,818,846
	Laboratory Corp. of America Holdings *	124,372	11,385,013
	Techne Corp.	138,141	9,683,684

			33,887,543
	Industrials - 13.4%
	Copart Inc. *	489,288	12,755,738
	IDEX Corp.	268,660	11,318,646
	Jacobs Engineering Group Inc. *	199,855	8,867,566
	Ritchie Bros Auctioneers Inc.	363,691	8,641,298
	Wabtec Corp.	133,799	10,084,431

			51,667,679
	Information Technology - 9.4%
	Amphenol Corp., Class A	118,019	7,053,996
	Broadridge Financial Solutions Inc.	444,010	10,616,279
	FLIR Systems Inc. *	365,122	9,241,238
	Western Union Co./The	528,834	9,307,478

			36,218,991
	Materials - 5.3%
	Ecolab Inc.	168,876	10,423,027
	Valspar Corp.	209,196	10,102,075

			20,525,102

Total Common Stocks ( Cost $288,697,832 )			363,862,958
	INVESTMENT COMPANIES - 5.7%
	State Street Institutional U.S. Government Money Market Fund	21,904,382	21,904,382

Total Investment Companies ( Cost $21,904,382 )			21,904,382

TOTAL INVESTMENTS - 100.0% ( Cost $310,602,214 )			385,767,340
NET OTHER ASSETS AND LIABILITIES - 0.0%			(137,889)

TOTAL NET ASSETS - 100.0%			$385,629,451

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Small Cap Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 96.7%
	Consumer Discretionary - 14.6%
	Arbitron Inc.	7,340	$271,433
	Ascena Retail Group Inc. *	4,860	215,395
	Cato Corp./The, Class A	10,240	283,034
	CEC Entertainment Inc. *	3,720	141,025
	Choice Hotels International Inc.	3,720	138,905
	Fred's Inc., Class A	12,300	179,703
	Helen of Troy Ltd. *	7,110	241,811
	Matthews International Corp., Class A	4,640	146,810
	Sonic Corp. *	10,140	77,875
	Stage Stores Inc.	16,810	272,994

			1,968,985
	Consumer Staples - 2.1%
	Casey's General Stores Inc.	3,880	215,185
	Post Holdings Inc. *	2,200	72,446

			287,631
	Energy - 3.9%
	Bristow Group Inc. *	2,500	119,325
	Georesources Inc. *	3,900	127,686
	Penn Virginia Corp.	7,970	36,263
	Scorpio Tankers Inc. *	12,400	87,544
	SEACOR Holdings Inc. *	1,600	153,248

			524,066
	Financials - 21.9%
	Alleghany Corp. *	671	220,826
	AMERISAFE Inc. *	5,570	137,802
	Ares Capital Corp.	14,563	238,105
	Assured Guaranty Ltd.	6,700	110,684
	Campus Crest Communities Inc., REIT	10,500	122,430
	DiamondRock Hospitality Co., REIT *	13,029	134,068
	First Busey Corp.	18,907	93,401
	First Midwest Bancorp Inc.	15,230	182,455
	First Niagara Financial Group Inc.	11,407	112,245
	Flushing Financial Corp.	8,000	107,680
	Hancock Holding Co.	3,600	127,836
	International Bancshares Corp.	11,550	244,282
	Mack-Cali Realty Corp., REIT	3,700	106,634
	MB Financial Inc.	6,530	137,065
	Northwest Bancshares Inc.	16,980	215,646
	Platinum Underwriters Holdings Ltd.	4,560	166,440
	Primerica Inc.	7,300	184,033
	Webster Financial Corp.	11,480	260,252
	Westamerica Bancorporation	1,170	56,160

			2,958,044
	Health Care - 10.8%
	Amsurg Corp. *	7,490	209,570
	Charles River Laboratories International Inc. *	8,600	310,374
	Corvel Corp. *	2,830	112,889
	Haemonetics Corp. *	1,200	83,616
	ICON PLC, ADR *	13,830	293,473
	ICU Medical Inc. *	4,470	219,745
	PSS World Medical Inc. *	4,400	111,496
	STERIS Corp.	3,500	110,670

			1,451,833
	Industrials - 25.0%
	Air Freight & Logistics - 0.7%
	Atlas Air Worldwide Holdings Inc. *	1,800	88,578

	Commercial Services & Supplies - 6.5%
	ACCO Brands Corp. *	20,440	253,660
	G&K Services Inc., Class A	4,300	147,060
	Standard Parking Corp. *	5,690	116,645
	Unifirst Corp.	1,170	72,014
	United Stationers Inc. *	9,260	287,338

			876,717
	Construction & Engineering - 0.2%
	Sterling Construction Co. Inc. *	3,490	34,027

	Electrical Equipment - 3.6%
	Acuity Brands Inc.	1,910	120,005
	Belden Inc.	9,830	372,655

			492,660
	Industrial Conglomerates - 3.3%
	Carlisle Cos. Inc.	9,050	451,776

	Machinery - 5.5%
	Albany International Corp., Class A	9,650	221,468
	ESCO Technologies Inc.	5,990	220,252
	Mueller Industries Inc.	6,500	295,425

			737,145
	Marine - 1.8%
	Alexander & Baldwin Inc.	1,000	48,450
	Kirby Corp. *	2,930	192,765

			241,215
	Road & Rail - 1.7%
	Genesee & Wyoming Inc., Class A *	4,100	223,778

	Trading Companies & Distributors - 1.7%
	GATX Corp.	5,570	224,471

	Information Technology - 8.3%
	Coherent Inc. *	2,270	132,409
	Diebold Inc.	5,570	214,556
	MAXIMUS Inc.	6,380	259,475
	MTS Systems Corp.	3,830	203,335
	Websense Inc. *	6,700	141,303
	Zebra Technologies Corp., Class A *	4,100	168,838

			1,119,916
	Materials - 5.7%
	Aptargroup Inc.	3,820	209,222
	Deltic Timber Corp.	2,580	163,288
	Greif Inc., Class A	1,600	89,472
	Koppers Holdings Inc.	3,200	123,392
	Zep Inc.	12,140	174,816

			760,190
	Utilities - 4.4%
	Atmos Energy Corp.	4,450	139,997
	New Jersey Resources Corp.	1,570	69,975
	Unisource Energy Corp.	4,240	155,057
	Westar Energy Inc.	4,990	139,370
	WGL Holdings Inc.	2,260	91,982

			596,381

Total Common Stocks ( Cost $9,923,122 )			13,037,413
	INVESTMENT COMPANIES - 3.8%
	State Street Institutional U.S. Government Money Market Fund	514,583	514,583

Total Investment Companies ( Cost $514,583 )			514,583

TOTAL INVESTMENTS - 100.5% ( Cost $10,437,705 )			13,551,996
NET OTHER ASSETS AND LIABILITIES - (0.5%)			(65,321)

TOTAL NET ASSETS - 100.0%			$13,486,675

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

International Stock Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 95.9%
	Australia - 4.5%
	James Hardie Industries SE	168,119	$1,337,441
	QBE Insurance Group Ltd.	57,331	841,504
	Telstra Corp. Ltd.	613,317	2,090,151

			4,269,096
	Belgium - 3.1%
	Anheuser-Busch InBev N.V.	40,604	2,966,531

	Brazil - 2.1%
	Banco do Brasil S.A.	76,070	1,081,386
	Cielo S.A.	27,040	916,763

			1,998,149
	Canada - 1.9%
	Potash Corp. of Saskatchewan Inc.	21,560	984,353
	Rogers Communications Inc.	21,900	869,457

			1,853,810
	China - 0.7%
	Weichai Power Co. Ltd.	150,000	697,311

	Denmark - 0.9%
	AP Moeller - Maersk AS	116	895,650

	Finland - 1.2%
	Sampo OYJ	40,662	1,175,183

	France - 11.1%
	AXA S.A.	39,658	657,446
	BNP Paribas	34,338	1,629,213
	Cie Generale de Geophysique - Veritas *	19,655	581,686
	Danone	11,596	808,850
	Sanofi-Aventis S.A.	34,702	2,695,004
	Technip S.A.	8,784	1,034,805
	Total S.A.	33,036	1,684,858
	Valeo S.A.	28,893	1,515,180

			10,607,042
	Germany - 6.6%
	Bayerische Motoren Werke AG	15,509	1,394,745
	GEA Group AG	13,624	469,885
	Merck KGaA	12,949	1,433,071
	SAP AG	23,394	1,633,662
	Siemens AG	14,126	1,424,104

			6,355,467
	Indonesia - 0.5%
	Bank Mandiri Persero Tbk PT, ADR	66,400	503,976

	Ireland - 1.2%
	Ryanair Holdings PLC, ADR *	31,400	1,139,192

	Italy - 0.7%
	Atlantia SpA	41,835	694,652

	Japan - 15.4%
	Asics Corp.	73,990	836,712
	Canon Inc.	30,100	1,421,904
	Daito Trust Construction Co. Ltd.	17,410	1,562,840
	Don Quijote Co. Ltd.	40,900	1,484,892
	FANUC Corp.	8,200	1,454,343
	JS Group Corp.	63,800	1,335,815
	Komatsu Ltd.	51,100	1,456,384
	Mitsubishi Corp.	45,100	1,046,176
	Sumitomo Mitsui Financial Group Inc.	55,700	1,832,441
	Yahoo! Japan Corp.	3,529	1,141,798
	Yamada Denki Co. Ltd.	18,940	1,183,035

			14,756,340
	Netherlands - 1.5%
	ING Groep N.V. *	169,945	1,415,917

	New Zealand - 0.8%
	Telecom Corp. of New Zealand Ltd.	379,470	753,472

	Russia - 1.7%
	Sberbank of Russia	494,461	1,597,109

	South Africa - 0.8%
	Mr Price Group Ltd., ADR *	32,400	802,224

	South Korea - 2.6%
	Hyundai Mobis *	3,830	968,444
	Samsung Electronics Co. Ltd., GDR	2,747	1,553,428

			2,521,872
	Spain - 1.8%
	Amadeus IT Holding S.A.	61,071	1,152,523
	Mediaset Espana Comunicacion S.A.	101,926	584,536

			1,737,059
	Sweden - 2.6%
	Assa Abloy AB	43,291	1,359,755
	Swedbank AB	74,019	1,150,149

			2,509,904
	Switzerland - 4.3%
	Credit Suisse Group AG	32,855	936,478
	Novartis AG	56,401	3,121,518

			4,057,996
	Thailand - 0.6%
	Kasikornbank PCL	116,200	589,475

	Turkey - 1.2%
	KOC Holding AS	117,117	475,749
	Turkiye Garanti Bankasi AS, ADR	154,300	614,114

			1,089,863
	United Kingdom - 28.1%
	BG Group PLC	50,925	1,179,463
	BHP Billiton PLC	58,558	1,786,633
	British American Tobacco PLC	39,841	2,007,679
	British Sky Broadcasting Group PLC	54,790	592,424
	GlaxoSmithKline PLC	115,474	2,579,346
	Informa PLC	237,174	1,674,875
	International Power PLC	169,684	1,099,209
	Petrofac Ltd.	33,772	939,919
	Prudential PLC	143,149	1,711,528
	Rexam PLC	317,810	2,176,192
	Royal Dutch Shell PLC	69,158	2,415,350
	Standard Chartered PLC	69,726	1,739,818
	Tullow Oil PLC	42,759	1,044,362
	Unilever PLC	75,015	2,476,523
	WM Morrison Supermarkets PLC	195,262	930,719
	WPP PLC	84,233	1,151,274
	Xstrata PLC	78,902	1,347,857

			26,853,171

Total Common Stocks ( Cost $78,313,107 )			91,840,461
	INVESTMENT COMPANIES - 2.7%
	State Street Institutional U.S. Government Money Market Fund	2,564,795	2,564,795

Total Investment Companies ( Cost $2,564,795 )			2,564,795

TOTAL INVESTMENTS - 98.6% ( Cost $80,877,902 )			94,405,256
NET OTHER ASSETS AND LIABILITIES - 1.4%			1,352,897

TOTAL NET ASSETS - 100.0%			$95,758,153

*	Non-income producing.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

International Stock Fund Portfolio of Investments (unaudited)

Sector Allocation as a Percentage of Net Assets Consumer Discretionary	13%
Consumer Staples	10%
Energy	9%
Financials	20%
Health Care	10%
Industrials	13%
Information Technology	8%
Materials	8%
Money Market Funds	3%
Telecommunication Services	4%
Utilities	1%
Net Other Assets and Liabilities	1%

100%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Madison Target Retirement Fund 2020 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 50.8%
Franklin Floating Rate Daily Access Fund Advisor Class		336,492	$3,045,257
Metropolitan West High Yield Bond Fund Class I		262,366	2,652,516
Metropolitan West Total Return Bond Fund Class I		403,939	4,257,520
PIMCO Investment Grade Corporate Bond Fund Institutional Class		177,585	1,882,396
Vanguard Total Bond Market ETF		133,060	11,081,237

			22,918,926
Foreign Bond Funds - 2.2%
Templeton Global Bond Fund Advisor Class		76,436	1,001,306

Foreign Stock Funds - 8.7%
IVA Worldwide Fund Class I		132,042	2,154,933
Vanguard FTSE All-World ex-U.S. ETF		39,557	1,748,419

			3,903,352
Money Market Funds - 2.1%
State Street Institutional U.S. Government Money Market Fund		962,828	962,828

Stock Funds - 36.0%
Hussman Strategic Growth Fund		59,090	685,441
iShares S&P Global Energy Sector Index Fund		17,893	711,605
iShares S&P MidCap 400 Index Fund ETF		8,705	863,710
Schwab Fundamental U.S. Large Company Index Fund		159,115	1,672,302
SPDR S&P 500 ETF Trust		34,801	4,897,197
Vanguard Dividend Appreciation ETF		97,597	5,714,304
Vanguard Health Care ETF		13,117	886,316
Vanguard Information Technology ETF		11,006	816,425

			16,247,300

TOTAL INVESTMENTS - 99.8% ( Cost $43,470,038 )			45,033,712
NET OTHER ASSETS AND LIABILITIES - 0.2%			90,532

TOTAL NET ASSETS - 100.0%			$45,124,244

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Madison Target Retirement Fund 2030 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 36.1%
Franklin Floating Rate Daily Access Fund Advisor Class		342,736	$3,101,759
Metropolitan West High Yield Bond Fund Class I		266,156	2,690,841
Metropolitan West Total Return Bond Fund Class I		363,638	3,832,743
PIMCO Investment Grade Corporate Bond Fund Institutional Class		158,424	1,679,290
Vanguard Total Bond Market ETF		94,559	7,874,874

			19,179,507
Foreign Bond Funds - 1.5%
Templeton Global Bond Fund Advisor Class		59,855	784,095

Foreign Stock Funds - 10.7%
IVA Worldwide Fund Class I		166,564	2,718,323
Vanguard FTSE All-World ex-U.S. ETF		67,636	2,989,511

			5,707,834
Money Market Funds - 2.3%
State Street Institutional U.S. Government Money Market Fund		1,209,391	1,209,391

Stock Funds - 49.4%
Hussman Strategic Growth Fund		68,320	792,512
iShares S&P Global Energy Sector Index Fund ETF		29,792	1,184,828
iShares S&P MidCap 400 Index Fund ETF		14,296	1,418,449
Schwab Fundamental U.S. Large Company Index Fund		298,797	3,140,361
SPDR S&P 500 ETF Trust		57,336	8,068,322
Vanguard Dividend Appreciation ETF		156,994	9,191,999
Vanguard Health Care ETF		19,686	1,330,183
Vanguard Information Technology ETF		15,633	1,159,656

			26,286,310

TOTAL INVESTMENTS - 100.0% ( Cost $50,909,579 )			53,167,137
NET OTHER ASSETS AND LIABILITIES - 0.0%			19,135

TOTAL NET ASSETS - 100.0%			$53,186,272

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Madison Target Retirement Fund 2040 Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.8%
Bond Funds - 26.5%
Franklin Floating Rate Daily Access Fund Advisor Class		215,227	$1,947,800
Metropolitan West High Yield Bond Fund Class I		174,542	1,764,615
Metropolitan West Total Return Bond Fund Class I		179,577	1,892,745
PIMCO Investment Grade Corporate Bond Fund Institutional Class		92,455	980,025
Vanguard Total Bond Market ETF		46,863	3,902,750

			10,487,935
Foreign Bond Funds - 0.4%
Templeton Global Bond Fund Advisor Class		12,592	164,949

Foreign Stock Funds - 12.4%
IVA Worldwide Fund Class I		147,902	2,413,754
Vanguard FTSE All-World ex-U.S. ETF		56,135	2,481,167

			4,894,921
Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund		861,071	861,071

Stock Funds - 58.3%
Hussman Strategic Growth Fund		51,041	592,080
iShares S&P Global Energy Sector Index Fund ETF		29,654	1,179,340
iShares S&P MidCap 400 Index Fund ETF		13,634	1,352,766
iShares S&P SmallCap 600 Index Fund ETF		2,253	171,926
Schwab Fundamental U.S. Large Company Index Fund		278,456	2,926,572
SPDR S&P 500 ETF Trust		49,916	7,024,180
Vanguard Dividend Appreciation ETF		130,519	7,641,887
Vanguard Health Care ETF		16,423	1,109,702
Vanguard Information Technology ETF		13,722	1,017,898

			23,016,351

TOTAL INVESTMENTS - 99.8% ( Cost $37,528,473 )			39,425,227
NET OTHER ASSETS AND LIABILITIES - 0.2%			77,689

TOTAL NET ASSETS - 100.0%			$39,502,916

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.3%
Bond Funds - 16.4%
Metropolitan West High Yield Bond Fund Class I		16,882	$170,674
Metropolitan West Total Return Bond Fund Class I		13,632	143,685
PIMCO Investment Grade Corporate Bond Fund Institutional Class		7,546	79,988
Vanguard Total Bond Market ETF		1,652	137,579

			531,926
Foreign Stock Funds - 13.9%
IVA Worldwide Fund		13,368	218,174
Vanguard FTSE All-World ex-U.S. ETF		5,288	233,729

			451,903
Money Market Funds - 2.5%
State Street Institutional U.S. Government Money Market Fund		81,932	81,932

Stock Funds - 66.5%
Hussman Strategic Growth Fund		2,734	31,718
iShares S&P Global Energy Sector Index Fund ETF		2,694	107,141
iShares S&P MidCap 400 Index Fund ETF		1,399	138,809
iShares S&P SmallCap 600 Index Fund ETF		256	19,535
Schwab Fundamental U.S. Large Company Index Fund		34,788	365,623
SPDR S&P 500 ETF Trust		4,548	639,995
Vanguard Dividend Appreciation ETF		11,100	649,905
Vanguard Health Care ETF		1,611	108,855
Vanguard Information Technology ETF		1,263	93,689

			2,155,270

TOTAL INVESTMENTS - 99.3% ( Cost $3,041,990 )			3,221,031
NET OTHER ASSETS AND LIABILITIES - 0.7%			21,657

TOTAL NET ASSETS - 100.0%			$3,242,688

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2012

Notes to Portfolios of Investments (unaudited)

1.  Portfolio Valuation:  Securities and other investments are valued as follows: Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ’’) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Ultra Series Fund (the “Trust”). For all securities in addition to the above, in determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. The assets of each Target Allocation and each Target Date Fund consist primarily of shares of underlying funds, the NAV of each fund is determined based on the NAV’s of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivable, and other assets and subtracting liabilities.  Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded, except for the Equity Income Fund, where they are valued at the mean of the best bid and ask prices across all option exchanges. Futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust’s Valuation Committee (the “Committee’’) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time).

All other securities for which either quotations are not readily available, no other sales have occurred, or in the opinion of Madison Asset Management, LLC (the “Investment Adviser”), do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Allocation and Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair’’ value any of the investments of these funds. However, an underlying fund may need to “fair’’ value one or more of its investments, which may, in turn, require a Target Allocation or Target Date Fund to do the same because of delays in obtaining the underlying Fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value, if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2.  Fair Value Measurements:  Each fund has adopted the Financial Accounting Standards Board (“FASB”) guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.  Through the period ended March 31, 2012, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2012 in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/2012
Conservative Allocation1	$ 232,688,726	$ -	$ -	$ 232,688,726
Moderate Allocation1	400,382,592	-	-	400,382,592
Aggressive Allocation1	143,732,058	-	-	143,732,058
Money Market2	2,655,199	57,012,403	-	59,667,602
Bond
Asset Backed	-	8,053,209	-	8,053,209
Corporate Notes and Bonds	-	118,214,063	-	118,214,063
Mortgage Backed	-	79,003,446	-	79,003,446
U.S. Government and Agency Obligations	-	192,704,905	-	192,704,905
Investment Companies	21,493,729	-	-	21,493,729
	21,493,729	397,975,623	-	419,469,352
High Income
Preferred Stocks	650,000	-	-	650,000
Corporate Notes and Bonds	-	88,113,177	-	88,113,177
Investment Companies	4,440,119	-	-	4,440,119
	5,090,119	88,113,177	-	93,203,296
Diversified Income
Common Stocks	221,229,907	-	-	221,229,907
Asset Backed	-	2,705,172	-	2,705,172
Corporate Notes and Bonds	-	66,760,668	-	66,760,668
Mortgage Backed	-	33,630,571	-	33,630,571
U.S. Government and Agency Obligations	-	63,876,519	-	63,876,519
Investment Companies	17,256,979	-	-	17,256,979
	238,486,886	166,972,930	-	405,459,816
Equity Income
Assets:
Common Stocks	2,659,651	-	-	2,659,651
Repurchase Agreement	-	585,111	-	585,111
	2,659,651	585,111	-	3,244,762
Liabilities:
Options Written	112,650	-	-	112,650
Large Cap Value1	521,544,038	-	-	521,544,038
Large Cap Growth1	393,087,546	-	-	393,087,546
Mid Cap1	385,767,340	-	-	385,767,340
Small Cap1	13,551,996	-	-	13,551,996
International Stock
Common Stocks
Australia	-	4,269,096	-	4,269,096
Belgium	-	2,966,531	-	2,966,531
Brazil	-	1,998,149	-	1,998,149
Canada	-	1,853,810	-	1,853,810
China	-	697,311	-	697,311
Denmark	-	895,650	-	895,650
Finland	-	1,175,183	-	1,175,183
France	-	10,607,042	-	10,607,042
Germany	-	6,355,467	-	6,355,467
Indonesia	503,976	-	-	503,976
Ireland	1,139,192	-	-	1,139,192
Italy	-	694,652	-	694,652
Japan	-	14,756,340	-	14,756,340
Netherlands	-	1,415,917	-	1,415,917
New Zealand	-	753,472	-	753,472
Russia	-	1,597,109	-	1,597,109
South Africa	802,224	-	-	802,224
South Korea	-	2,521,872	-	2,521,872
Spain	-	1,737,059	-	1,737,059
Sweden	-	2,509,904	-	2,509,904
Switzerland	-	4,057,996	-	4,057,996
Thailand	-	589,475	-	589,475
Turkey	614,114	475,749	-	1,089,863
United Kingdom	-	26,853,171	-	26,853,171
Investment Companies	2,564,795	-	-	2,564,795
	5,624,301	88,780,955	-	94,405,256
Target Retirement 20201	45,033,712	-	-	45,033,712
Target Retirement 20301	53,167,137	-	-	53,167,137

Ultra Series Fund | March 31, 2012

Notes to Portfolios of Investments (unaudited)

Target Retirement 20401	39,425,227	-	-	39,425,227
Target Retirement 20501	3,221,031	-	-	3,221,031
1 At March 31, 2012 all investments are level 1.
2 At March 31, 2012 all Level 2 securities held are Short Term Investments.

The funds adopted guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge fund items affect a fund’s financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Equity Income Fund as of March 31, 2012:

	Asset Derivatives	Liability Derivativess
Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Equity Contracts	$–	Options Written	$112,650

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011. The Investment Adviser has determined that the updated standards have no material impact on the Funds’ financial statements.

3.  Illiquid Securities: Each fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 5% of net assets. At March 31, 2012, investments in securities of the Bond, High Income and Diversified Income Funds include issues that are illiquid.  Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.  Information concerning the illiquid securities held at March 31, 2012, which includes cost and acquisition date, is as follows:

Bond Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$2,622,548
ERAC USA Finance LLC	12/16/04	4,768,425
Indianapolis Power & Light Co.	10/02/06	3,424,591
WM Wrigley Jr. Co.	6/21/10	3,168,924
		$13,984,488
High Income Fund
Security:	Acquisition Date	Acquisition Cost
Affinion Group Inc.	Various	$700,512
Lucent Technologies Capital Trust I	Various	786,000
		$1,486,512
Diversified Income Fund
Security:	Acquisition Date	Acquisition Cost
American Association of Retired Persons	5/16/02	$2,098,039
ERAC USA Finance LLC	12/16/04	2,004,906
Indianapolis Power & Light Co.	10/02/06	1,545,788
WM Wrigley Jr. Co.	6/21/10	1,309,555
		$6,958,288

4.  Discussion of Risk:  For a more detailed discussion of the specific risks associated with investing in the Funds, please refer to the most current Ultra Series Fund prospectus.  Some of the specific risks (but not all) are listed below.

 Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves certain risks, other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Mid Cap Fund, and the International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Target Allocation and Target Date Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the “underlying funds’’), including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, these funds are subject to the risks of the underlying funds in direct proportion to the allocation of their respective assets among the underlying funds.

Additionally, the Target Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class under-performs their peer. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to under-perform other funds with a similar investment objective.

While investments in stocks and bonds have been keystones in wealth building and management for a hundred years, at times they’ve produced surprises for even the savviest investors.  Those who enjoyed growth and income of their investments were rewarded for the risks they took by investing in the markets.  When the rare calamity strikes, the word “security” itself seems a misnomer.  Although the Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks that we did not contemplate for any number of reasons.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities. Unforeseen events have the potential to upset the best laid plans of man, and could, in a worst-case scenario produce the material loss of the value of some or all of the securities we manage for you in the funds.

Ultra Series Fund | March 31, 2012

Item 2. Controls Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | March 31, 2012

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: (signature)

W. Richard Mason, Chief Compliance Officer

Date:  May 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  May 18, 2012

By: (signature)

Greg Hoppe, Treasurer

Date:  May 18, 2012